Rule 497(e)
Registration Nos. 333-201473 and 811-22926

Innovator ETFs Trust II

Innovator Lunt Low Vol/High Beta Tactical ETF

Innovator S&P Investment Grade Preferred ETF

(each, a Fund” and collectively, the “Funds”)

Supplement To each Fund’s Prospectus and Statement of Additional Information

October 18, 2019

Notwithstanding anything to the contrary in each Fund’s prospectus and statement of additional information, each reference to “120 North Hale Street, Suite 200” is deleted in its entirety and replaced with “109 North Hale Street”.

Please Keep This Supplement With Your Prospectus and
Statement of Additional Information For Future Reference